UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09019
The Dow® Target Variable Fund LLC

(Exact name of registrant as specified in charter)
One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)
Kimberly A. Plante, Secretary
The Dow® Target Variable Fund LLC
P.O. Box 237
Cincinnati, OH 45201

(Name and address of agent for service)
513-794-6971

Registrant’s telephone number, including area code
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedules of Investments.

The Dow® Target Variable Fund LLC	Dow® Target 10 — First Quarter Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.4%	Shares	Value

CONSUMER DISCRETIONARY - 21.0%
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,385	$252,216
Home Depot, Inc. (Specialty Retail)	7,307	231,486

		483,702

CONSUMER STAPLES - 10.4%
Kraft Foods, Inc. Class A (Food Products)	7,743	238,949

ENERGY - 9.6%
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,742	222,239

HEALTH CARE - 17.7%
Merck & Co., Inc. (Pharmaceuticals)	5,744	211,437
Pfizer, Inc. (Pharmaceuticals)	11,506	197,558

		408,995

INFORMATION TECHNOLOGY - 8.6%
Intel Corp. (Semiconductors & Equip.)	10,338	198,800

MATERIALS - 12.1%
E.I. du Pont de Nemours & Co. (Chemicals)	6,252	278,964

TELECOMMUNICATION SERVICES - 19.0%
AT&T, Inc. (Diversified Telecom. Svs.)	7,516	214,958
Verizon Communications, Inc. (Diversified Telecom. Svs.)	6,817	222,166

		437,124

Total Common Stocks (Cost $2,194,670)		$2,268,773

Money Market Funds - 1.6%		Shares	Value

Fidelity Institutional Money Market Funds		36,000	$36,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $36,000)			$36,000

Total Investments - 100.0% (Cost $2,230,670)	(a)		$2,304,773
Liabilities in Excess of Other Assets - (0.0)%			(112)

Net Assets - 100.0%			$2,304,661

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 10 — Second Quarter Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.5%	Shares	Value

CONSUMER DISCRETIONARY - 10.3%
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,480	$259,295

CONSUMER STAPLES - 19.3%
Coca-Cola Co. / The (Beverages)	4,265	249,588
Kraft Foods, Inc. Class A (Food Products)	7,672	236,758

		486,346

ENERGY - 10.0%
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,108	251,903

HEALTH CARE - 27.2%
Johnson & Johnson (Pharmaceuticals)	3,606	223,428
Merck & Co., Inc. (Pharmaceuticals)	6,214	228,737
Pfizer, Inc. (Pharmaceuticals)	13,559	232,808

		684,973

MATERIALS - 11.0%
E.I. du Pont de Nemours & Co. (Chemicals)	6,194	276,376

TELECOMMUNICATION SERVICES - 20.7%
AT&T, Inc. (Diversified Telecom. Svs.)	9,020	257,972
Verizon Communications, Inc. (Diversified Telecom. Svs.)	8,020	261,372

		519,344

Total Common Stocks (Cost $2,395,771)		$2,478,237

Money Market Funds - 0.5%		Shares	Value

Fidelity Institutional Money Market Funds		12,000	$12,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $12,000)			$12,000

Total Investments - 99.0% (Cost $2,407,771)	(a)		$2,490,237
Other Assets in Excess of Liabilities - 1.0%			24,493

Net Assets - 100.0%			$2,514,730

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 10 — Third Quarter Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.2%	Shares	Value

CONSUMER DISCRETIONARY - 9.6%
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,546	$189,702

CONSUMER STAPLES - 19.2%
Coca-Cola Co. / The (Beverages)	3,362	196,744
Kraft Foods, Inc. Class A (Food Products)	5,949	183,586

		380,330

ENERGY - 10.1%
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,474	200,518

HEALTH CARE - 28.1%
Johnson & Johnson (Pharmaceuticals)	2,856	176,958
Merck & Co., Inc. (Pharmaceuticals)	4,775	175,768
Pfizer, Inc. (Pharmaceuticals)	11,848	203,430

		556,156

MATERIALS - 10.8%
E.I. du Pont de Nemours & Co. (Chemicals)	4,801	214,221

TELECOMMUNICATION SERVICES - 20.4%
AT&T, Inc. (Diversified Telecom. Svs.)	6,917	197,826
Verizon Communications, Inc. (Diversified Telecom. Svs.)	6,326	206,164

		403,990

Total Common Stocks (Cost $1,915,687)		$1,944,917

Money Market Funds - 2.0%		Shares	Value

Fidelity Institutional Money Market Funds		40,000	$40,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $40,000)			$40,000

Total Investments - 100.2% (Cost $1,955,687)	(a)		$1,984,917
Liabilities in Excess of Other Assets - (0.2)%			(3,202)

Net Assets - 100.0%			$1,981,715

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 10 — Fourth Quarter Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.7%	Shares	Value

CONSUMER DISCRETIONARY - 20.3%
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,930	$218,314
Home Depot, Inc. (Specialty Retail)	6,280	198,951

		417,265

CONSUMER STAPLES - 9.5%
Kraft Foods, Inc. Class A (Food Products)	6,369	196,547

ENERGY - 9.3%
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,376	192,575

HEALTH CARE - 17.9%
Merck & Co., Inc. (Pharmaceuticals)	5,289	194,688
Pfizer, Inc. (Pharmaceuticals)	10,108	173,554

		368,242

INDUSTRIALS - 12.4%
Caterpillar, Inc. (Machinery)	3,259	256,418

MATERIALS - 11.3%
E.I. du Pont de Nemours & Co. (Chemicals)	5,205	232,247

TELECOMMUNICATION SERVICES - 18.0%
AT&T, Inc. (Diversified Telecom. Svs.)	6,194	177,148
Verizon Communications, Inc. (Diversified Telecom. Svs.)	5,916	192,803

		369,951

Total Common Stocks (Cost $1,850,423)		$2,033,245

Money Market Funds - 1.0%		Shares	Value

Fidelity Institutional Money Market Funds		20,000	$20,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $20,000)			$20,000

Total Investments - 99.7% (Cost $1,870,423)	(a)		$2,053,245
Other Assets in Excess of Liabilities - 0.3%			6,553

Net Assets - 100.0%			$2,059,798

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 5 — First Quarter Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 97.3%	Shares	Value

CONSUMER DISCRETIONARY - 20.8%
Home Depot, Inc. (Specialty Retail)	5,885	$186,437

CONSUMER STAPLES - 21.5%
Kraft Foods, Inc. Class A (Food Products)	6,236	192,443

HEALTH CARE - 17.8%
Pfizer, Inc. (Pharmaceuticals)	9,268	159,132

INFORMATION TECHNOLOGY - 17.9%
Intel Corp. (Semiconductors & Equip.)	8,327	160,128

TELECOMMUNICATION SERVICES - 19.3%
AT&T, Inc. (Diversified Telecom. Svs.)	6,055	173,173

Total Common Stocks (Cost $867,820)		$871,313

Money Market Funds - 2.7%		Shares	Value

Fidelity Institutional Money Market Funds		24,000	$24,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $24,000)			$24,000

Total Investments - 100.0% (Cost $891,820)	(a)		$895,313
Other Assets in Excess of Liabilities - 0.0%			326

Net Assets - 100.0%			$895,639

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 5 — Second Quarter Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 98.1%	Shares	Value

CONSUMER STAPLES - 19.1%
Kraft Foods, Inc. Class A (Food Products)	6,212	$191,702

HEALTH CARE - 37.2%
Merck & Co., Inc. (Pharmaceuticals)	5,031	185,191
Pfizer, Inc. (Pharmaceuticals)	10,977	188,475

		373,666

TELECOMMUNICATION SERVICES - 41.8%
AT&T, Inc. (Diversified Telecom. Svs.)	7,301	208,809
Verizon Communications, Inc. (Diversified Telecom. Svs.)	6,493	211,607

		420,416

Total Common Stocks (Cost $918,016)		$985,784

Money Market Funds - 1.8%		Shares	Value

Fidelity Institutional Money Market Funds		18,000	$18,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $18,000)			$18,000

Total Investments - 99.9% (Cost $936,016)	(a)		$1,003,784
Other Assets in Excess of Liabilities - 0.1%			1,340

Net Assets - 100.0%			$1,005,124

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 5 — Third Quarter Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 96.5%	Shares	Value

CONSUMER STAPLES - 17.6%
Kraft Foods, Inc. Class A (Food Products)	4,238	$130,785

HEALTH CARE - 19.5%
Pfizer, Inc. (Pharmaceuticals)	8,441	144,932

MATERIALS - 20.6%
E.I. du Pont de Nemours & Co. (Chemicals)	3,421	152,645

TELECOMMUNICATION SERVICES - 38.8%
AT&T, Inc. (Diversified Telecom. Svs.)	4,928	140,941
Verizon Communications, Inc. (Diversified Telecom. Svs.)	4,507	146,883

		287,824

Total Common Stocks (Cost $594,819)		$716,186

Money Market Funds - 3.6%		Shares	Value

Fidelity Institutional Money Market Funds		27,000	$27,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $27,000)			$27,000

Total Investments - 100.1% (Cost $621,819)	(a)		$743,186
Liabilities in Excess of Other Assets - (0.1)%			(546)

Net Assets - 100.0%			$742,640

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC	Dow® Target 5 — Fourth Quarter Portfolio

Schedule of Investments	September 30, 2010 (Unaudited)

Common Stocks - 97.6%	Shares	Value

CONSUMER DISCRETIONARY - 20.7%
Home Depot, Inc. (Specialty Retail)	5,524	$175,000

CONSUMER STAPLES - 20.4%
Kraft Foods, Inc. Class A (Food Products)	5,602	172,878

HEALTH CARE - 18.0%
Pfizer, Inc. (Pharmaceuticals)	8,893	152,693

TELECOMMUNICATION SERVICES - 38.5%
AT&T, Inc. (Diversified Telecom. Svs.)	5,449	155,842
Verizon Communications, Inc. (Diversified Telecom. Svs.)	5,204	169,598

		325,440

Total Common Stocks (Cost $738,436)		$826,011

Money Market Funds - 2.4%		Shares	Value

Fidelity Institutional Money Market Funds		20,000	$20,000
Money Market Portfolio - Class I

Total Money Market Funds (Cost $20,000)			$20,000

Total Investments - 100.0% (Cost $758,436)	(a)		$846,011
Other Assets in Excess of Liabilities - 0.0%			184

Net Assets - 100.0%			$846,195

Percentages are stated as a percent of Net Assets.

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.
The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
(1)	Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company. The Dow® Target 10 Portfolios are four non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM (“DJIASM” ) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term. These ten companies are popularly known as the “Dogs of the Dow.” The Dow® Target 5 Portfolios are four non-diversified portfolios of common stock of the five Dow® Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the DJIASM and the prices of Portfolio membership interests are not intended to track movements of the DJIASM. The DJIASM consists of thirty stocks selected by Dow Jones & Company, Inc. (‘Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)	Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio membership interests is based on the value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the price of the last trade on the exchange on which each security is primarily traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the New York Stock Exchange is open for unrestricted trading.

The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio membership interests outstanding.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2010:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Dow® Target 10 - First Quarter	Common Stocks	$2,268,773	$—	$—
	Money Market Funds	36,000	—	—

		$2,304,773	$—	$—

Dow® Target 10- Second Quarter	Common Stocks	$2,478,237	$—	$—
	Money Market Funds	12,000	—	—

		$2,490,237	$—	$—

Dow® Target 10 - Third Quarter	Common Stocks	$1,944,917	$—	$—
	Money Market Funds	40,000	—	—

		$1,984,917	$—	$—

Dow®Target 10 - Fourth Quarter	Common Stocks	$2,033,245	$—	$—
	Money Market Funds	20,000	—	—

		$2,053,245	$—	$—

Dow®Target 5 - First Quarter	Common Stocks	$871,313	$—	$—
	Money Market Funds	24,000	—	—

		$895,313	$—	$—

Dow® Target 5 - Second Quarter	Common Stocks	$985,784	$—	$—
	Money Market Funds	18,000	—	—

		$1,003,784	$—	$—

Dow® Target 5 - Third Quarter	Common Stocks	$716,186	$—	$—
	Money Market Funds	27,000	—	—

		$743,186	$—	$—

Dow® Target 5 - Fourth Quarter	Common Stocks	$826,011	$—	$—
	Money Market Funds	20,000	—	—

		$846,011	$—	$—

There were no significant transfers into, or out of, Level 1, Level 2, or Level 3 for the nine-month period ended September 30, 2010.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
Dividends and Distributions

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. Distributions are, however, made periodically.

In the normal course of business, security transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of ONLIC. Accordingly, the Portfolios have no provision for Federal income taxes.

The Fund and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Ohio (i.e. the last 4 tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	September 30, 2010 (Unaudited)
(3)	Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of September 30, 2010 were as follows:

	Dow® Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$169,370	$123,285	$115,242	$238,240
Depreciation	(95,267)	(40,819)	(86,012)	(55,418)

Net unrealized:
Appreciation	$74,103	$82,466	$29,230	$182,822

Aggregate cost of securities	$2,230,670	$2,407,771	$1,955,687	$1,870,423

	Dow® Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$39,236	$79,235	$121,888	$91,924
Depreciation	(35,743)	(11,467)	(521)	(4,349)

Net unrealized:
Appreciation	$3,493	$67,768	$121,367	$87,575

Aggregate cost of securities	$891,820	$936,016	$621,819	$758,436

Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Dow® Target Variable Fund LLC

By (Signature and Title)	/s/ Christopher A. Carlson

Christopher A. Carlson
President

Date November 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson

Christopher A. Carlson
President

Date November 23, 2010

By (Signature and Title)	/s/ R. Todd Brockman

R. Todd Brockman
Treasurer

Date November 23, 2010